RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions [Abstract]
Related party cost	$ 62,958	$ 104,709
Accounts payable	$ 20,986